Risks and Concentration (Details)	6 Months Ended
Jun. 30, 2021
Risks and Concentration (Details) [Line Items]
Percentage of revenue	10.00%
Accounts Receivable [Member]
Risks and Concentration (Details) [Line Items]
Percentage of concentration risk	10.00%